Earnings per share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Schedule of earnings per share	The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Numerator:
Profit applicable to DoubleDown Interactive Co., Ltd.	$32,721	$25,014	$78,409	$88,421
Weighted average shares outstanding - basic	2,477,672	2,477,672	2,477,672	2,477,672
Basic earnings per share	$13.21	$10.10	$31.65	$35.69